LEASES (Schedule of Components of operating lease costs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Lessee Disclosure [Abstract]
Operating lease cost	$ 1,260
Sublease income
Total net lease costs	$ 1,260